Note 32 - Principal Subsidiaries	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Note 32 - Principal Subsidiaries

32Principal subsidiaries

The following is a list of Tenaris’s principal subsidiaries and its direct and indirect percentage of ownership of each controlled company at December 31, 2022.

Company	Country of Incorporation	Main activity	Percentage of ownership at December 31, (*)
			2022	2021	2020
ALGOMA TUBES INC.	Canada	Manufacturing of welded and seamless steel pipes	100%	100%	100%
CONFAB INDUSTRIAL S.A. and subsidiaries	Brazil	Manufacturing of welded steel pipes and capital goods	100%	100%	100%
DALMINE S.p.A.	Italy	Manufacturing of seamless steel pipes	100%	100%	100%
HYDRIL COMPANY and subsidiaries	USA	Manufacture and marketing of premium connections	100%	100%	100%
IPSCO TUBULARS INC. and subsidiaries	USA	Manufacturing of welded and seamless steel pipes	100%	100%	100%
MAVERICK TUBE CORPORATION and subsidiaries	USA	Manufacturing of welded and seamless steel pipes	100%	100%	100%
P.T. SEAMLESS PIPE INDONESIA JAYA	Indonesia	Manufacturing of seamless steel products	89%	89%	89%
S.C. SILCOTUB S.A.	Romania	Manufacturing of seamless steel pipes	100%	100%	100%
SAUDI STEEL PIPE CO.	Saudi Arabia	Manufacturing of welded steel pipes	48%	48%	48%
SIAT SOCIEDAD ANONIMA	Argentina	Manufacturing of welded steel pipes	100%	100%	100%
SIDERCA SOCIEDAD ANONIMA INDUSTRIAL Y COMERCIAL and subsidiaries (a)	Argentina	Manufacturing of seamless steel pipes	100%	100%	100%
TALTA - TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA.	Portugal	Holding Company	100%	100%	100%
TENARIS BAY CITY, INC.	USA	Manufacturing of welded and seamless steel pipes	100%	100%	100%
TENARIS CONNECTIONS BV	Netherlands	Development, management and licensing of intellectual property	100%	100%	100%
TENARIS FINANCIAL SERVICES S.A.	Uruguay	Financial company	100%	100%	100%
TENARIS GLOBAL SERVICES (CANADA) INC.	Canada	Marketing of steel products	100%	100%	100%
TENARIS GLOBAL SERVICES (U.S.A.) CORPORATION	USA	Marketing of steel products	100%	100%	100%
TENARIS GLOBAL SERVICES (UK) LTD	United Kingdom	Holding company and marketing of steel products	100%	100%	100%
TENARIS GLOBAL SERVICES S.A. and subsidiaries (except detailed) (b)	Uruguay	Holding company, marketing and distribution of steel products	100%	100%	100%
TENARIS INVESTMENTS (NL) B.V. and subsidiaries	Netherlands	Holding company	100%	100%	100%
TENARIS INVESTMENTS S.àr.l.	Luxembourg	Holding company	100%	100%	100%
TENARIS QINGDAO STEEL PIPES LTD.	China	Processing of premium joints, couplings and automotive components	100%	100%	100%
TENARIS TUBOCARIBE LTDA.	Colombia	Manufacturing of welded and seamless steel pipes	100%	100%	100%
TUBOS DE ACERO DE MEXICO, S.A.	Mexico	Manufacturing of seamless steel pipes	100%	100%	100%

(*)	All percentages rounded.
(a)	Tenaris holds 51% of NKKTubes.
(b)	Tenaris holds 98.4% of Tenaris Supply Chain S.A. and 40% of Tubular Technical Services Ltd. and Pipe Coaters Nigeria Ltd., 49% of Amaja Tubular Services Limited and 60% of Tenaris Baogang Baotou Steel Pipes Ltd, and until 2021 held 49% of Tubular Services Angola Lda.